RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Due to related parties

As of September 30, 2024, and December 31, 2023, the Company had an amount due to an office of the Company in the amount of $10,309 as advance payable. This amount does not have specific repayment terms and does not bear interest.